SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Failure to meet certain NASDAQ listing requirements

The Group’s ADSs are traded on the NASDAQ Global Market. Requirements that the Group must meet in order to remain listed thereon include maintaining a minimum bid price of $1.00 per share and a minimum $50.0 million market value. In February 2016, the Group received formal notice from NASDAQ that it had failed to comply with the minimum market value requirements, and a hearing was subsequently held on March 31, 2016.  A further decision has yet to be communicated by, and received from, NASDAQ in relation to this matter.  Actions taken by NASDAQ could ultimately lead to the delisting of the Group’s ADSs from NASDAQ.  While this determination is subject to appeal, the possibility remains that the Group’s ADSs could be delisted.

Going-private transaction

On February 1, 2016, the Group received a preliminary non-binding proposal letter (the “Proposal”) from Shanda Interactive Entertainment Limited (“Shanda”), the controlling shareholder of the Company. According to the Proposal, Shanda proposes to acquire the Group in a “going private” transaction for US$0.0108 per ordinary share, or US$1.08 per ADS. According to the Proposal, the offer price represents a premium of 54% over the closing price of the Group’s ADSs on January 29, 2016, a premium of 42% over the average closing price of its ADSs during the last 30 trading days and a premium of 52% over the average closing price of its ADSs during the last 60 trading days. According to the Proposal, the proposed transaction is intended to be financed with available cash of Shanda.

On February 2, 2016, the Group’s Board of Directors formed a special committee (the “Special Committee”) of three independent directors who are not affiliated with Shanda to evaluate the Proposal. The Special Committee retained its own independent financial advisor and legal counsel to assist it in its evaluation.  The Special Committee recommended proceeding with the going-private transaction.

On April 5, 2016, the Group entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) with Shanda Investment Holdings Limited (“Shanda Holdings”) and Ku6 Acquisition Company Limited, a wholly-owned subsidiary of Shanda Holdings (“Merger Sub”). Pursuant to the Merger Agreement, Shanda Holdings will acquire the ordinary shares of the Company not already owned by Shanda Holdings for cash consideration equal to US$0.0108 per ordinary share or US$1.08 per ADS. As of the date of the Merger Agreement, Shanda Holdings beneficially owned approximately 69.9% of the Company’s issued and outstanding ordinary shares.

The Group’s Board of Directors, acting upon the unanimous recommendation of the Special Committee, approved the Merger Agreement and resolved to recommend that the Company’s shareholders vote to authorize and approve the Merger Agreement and the transactions contemplated thereby, including the merger. The Special Committee negotiated the terms of the Merger Agreement with the assistance of its financial advisor and legal counsel.

The going-private transaction is currently expected to close in the second half of 2016. If completed, the going-private transaction will result in the Group being privately-held and its de-listing from NASDAQ.  There can be no assurance this transaction will occur, and uncertainty regarding the consummation of the transaction or its terms may impact the Group’s ability to procure financing or carry out other business activities.

Disposal of Beijing Modo

On January 25, 2016, the Group entered into an agreement with a private Chinese citizen (“the transferee”), pursuant to which the Group transferred all of its 30% equity in Beijing Modo (Note 6) to the transferee for total consideration of RMB3.0 million ($0.46 million). The transferee paid RMB2.0 million ($0.31 million) to the Group in January 2016 and the remaining RMB1.0 million ($0.15 million) was settled on March 22, 2016.  The Group procured necessary consents from the co-investors in Beijing Modo to effect the sale of the equity interest.  This sale will result in the recognition of a disposal gain in the Group’s financial statements for the first quarter of 2016.

Repayment and extension of related party loan

On January 8, 2016, the Group repaid RMB 1.95 million ($0.31 million) of the loan payable to Shanda Computer (Note 11). On March 2, 2016, the Group entered into a loan agreement in respect of the same related party loan with Shanda Computer, pursuant to which Shanda Computer agreed to extend the maturity date of the loan to September 3, 2016.  In January 2016, Shanda Technology extended a loan of $0.3 million to the Group, effectively refinancing the amount previously due to Shanda Computer. The term of the loan is one year, and the loan bears interest at a rate of 6.5% per annum. The Group received the monies from Shanda Technology on January 8, 2016.

2010 Equity Compensation Plan and 2016 Equity Compensation Plan

In March 2016, the Group terminated the 2010 Equity Compensation Plan, which became effective in December 2010. In March 2016, the Board of Directors of the Group adopted a 2016 Equity Compensation Plan which became effective in March 2016. There was no impact to the Group’s existing equity incentive awards.